Schedule of deferred tax assets or liabilities as a result of temporary differences and tax losses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Deferred tax assets	$ 439,361	$ 399,321
Deferred tax liabilities, Unrealised exchange gain	(204)	(383,954)
Deferred tax liabilities, Effect of foreign exchange rate changes	(5,357)	423,994
Deferred tax assets	433,800	439,361
Deferred tax liabilities	(20,405)
Deferred tax liabilities	(10,982)	(20,405)
Allowance For Bad Debts [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	3,085	72,530
Deferred tax liabilities, Unrealised exchange gain	(2,939)	(69,490)
Deferred tax liabilities, Effect of foreign exchange rate changes	(146)	45
Deferred tax assets		3,085
Loss on Inventories [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	467	319,368
Deferred tax liabilities, Unrealised exchange gain	2,202	(311,427)
Deferred tax liabilities, Effect of foreign exchange rate changes	(32)	(7,474)
Deferred tax assets	2,637	467
Unused Vacation Bonus [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	3,741	4,445
Deferred tax liabilities, Unrealised exchange gain	1,244	(59)
Deferred tax liabilities, Effect of foreign exchange rate changes	(194)	(645)
Deferred tax assets	4,791	3,741
Unused tax losses [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	432,068
Deferred tax liabilities, Unrealised exchange gain	(711)
Deferred tax liabilities, Effect of foreign exchange rate changes	(4,985)	432,068
Deferred tax assets	426,372	432,068
Unrealize Exchange Gain [member]
IfrsStatementLineItems [Line Items]
Deferred tax liabilities, Unrealised exchange gain	8,419	7,074
Deferred tax liabilities, Effect of foreign exchange rate changes	1,004	(19,978)
Deferred tax liabilities	(20,405)	(7,501)
Deferred tax liabilities	(10,982)	(20,405)
Unrealize Exchange Losses [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets		2,978
Deferred tax liabilities, Unrealised exchange gain		(2,978)
Deferred tax liabilities, Effect of foreign exchange rate changes
Deferred tax assets